Commitments and Contingencies	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 10. Commitments and Contingencies

Litigation

The Company, in the normal course of business, is a party to various ordinary course claims and legal proceedings. In the opinion of management, the ultimate resolution of these matters, individually and in the aggregate, will not have a material adverse effect on the Company’s financial position or results of operations.

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which had been fully accrued for by the Company as of February 28, 2017.

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. As at February 28, 2018, $552,976 has been accrued as payable to Mr. Pomije. During the quarter ending May 31, 2018, $10,910 was paid to Mr. Richard Pomije. As at May 31, 2018, $542,066 has been accrued as payable to Mr. Pomije. The Company is in the process of filing an appeal. The Company is in the process of filing an appeal. See Note 16 for additional information about transactions between the Company and its former officer.

Lease Commitments

As of February 28, 2018, we have one outstanding operating lease. The lease is for 700 square feet of office space in Vancouver, British Columbia for our Rezserve subsidiary. The lease is month-to-month with either party able to terminate the lease with 30 days of notice. Gross rent is approximately $2,600 per month.

Litigation

The Company, in the normal course of business, is a party to various ordinary course claims and legal proceedings. In the opinion of management, the ultimate resolution of these matters, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which had been fully accrued for by the Company as of February 28, 2017.

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. As at February 28, 2018, $552,976 has been accrued as payable to Mr. Pomije. The Company is in the process of filing an appeal. See Note 15 for additional information about transactions between the Company and its former officer.

Lease Commitments

As of February 28, 2018, we have one outstanding operating lease. The lease is for 700 square feet of office space in Vancouver, British Columbia for our Rezserve subsidiary. The lease is month-to-month with either party able to terminate the lease with 30 days of notice. Gross rent is approximately $2,600 per month.